Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income before income taxes:
Domestic	$ 241.9	$ 209.6	$ 196.4
Foreign	170.1	78.4	104.2
Income before income taxes	412.0	288.0	300.6
Current:
Domestic	(38.5)	(31.1)	(26.6)
Foreign	8.6	39.8	(6.5)
Current income tax (expense) benefit	(29.9)	8.7	(33.1)
Deferred:
Domestic	(1.4)	(4.5)	(1.3)
Foreign	(117.9)	(50.7)	(37.4)
Deferred income tax expense	(119.3)	(55.2)	(38.7)
Total income tax expense	$ (149.2)	$ (46.5)	$ (71.8)